Document and Entity Information	6 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	NOMURA HOLDINGS INC
Entity Central Index Key	0001163653
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--03-31